Related Party and Parties-in-Interest Transactions - Additional Informational (Detail) - EBP 007 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 11,774,820	$ 11,303,907
EBP, Employer, Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, investment, number of shares	6,080	7,122
Investments, at fair value	$ 633,708	$ 877,702
EBP, investment, purchased, number of shares	22,170
EBP, investment, sold, number of shares	160,418
EBP, change in net asset available for benefit, increase from dividend income on investment	$ 14,232